UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                June 30, 2002
                                                            ------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia              August 14, 2002
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     89
                                        -------------

Form 13F Information Table Value Total: $   228,463
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----

AETNA, INC.                     COM             00817y108       9546   199000   SH       Sole                199000
ALLIANT TECHSYSTEMS             COM             018804104       2259    35400   SH       Sole                 35400
ALLSTATE CORP.                  COM             020002101       9452   255600   SH       Sole                255600
AON CORP.                       COM             037389103        206     7000   SH       Sole                  7000
ARADIGM CORP.                   COM             038505103        865   198200   SH       Sole                198200
AVERY DENNISON CORP.            COM             053611109       4273    68100   SH       Sole                 68100
BALL CORP.                      COM             058498106        290     7000   SH       Sole                  7000
BARRICK GOLD CORP COM           COM             067901108       3555   187200   SH       Sole                187200
BERKSHIRE HATHAWAY CL.B         COM             084670207       8956     4009   SH       Sole                  4009
BJ SERVICES                     COM             055482103       2944    86900   SH       Sole                 86900
CARDIAC SCIENCE, INC.           COM             141410209        501   135000   SH       Sole                135000
CASELLA WASTE SYSTEMS           COM             147448104       4270   355500   SH       Sole                355500
CENTILLIUM COMMUNICATION        COM             152319109        596    68300   SH       Sole                 68300
CISCO SYS INC COM               COM             17275R102        279    20000   SH       Sole                 20000
CLEAN HARBORS, INC.             COM             184496107       1064    90500   SH       Sole                 90500
COMPUWARE                       COM             205638109        121    20000   SH       Sole                 20000
COOPER CAMERON CORP.            COM             216640102       2155    44500   SH       Sole                 44500
COUNTRYWIDE CREDIT IND I        COM             222372104       2847    59000   SH       Sole                 59000
DARDEN RESTAURANTS, INC.        COM             237194105      11219   454200   SH       Sole                454200
DEL MONTE FOODS CO.             COM             24522p103       1220   103400   SH       Sole                103400
DISCOVERY LABORATORIES,         COM             254668106        139    79600   SH       Sole                 79600
DOVER CORP.                     COM             26003108         315     9000   SH       Sole                  9000
DPL INC COM                     COM             233293109        561    21200   SH       Sole                 21200
EXXON MOBIL CORP.               COM             30231G102        450    11008   SH       Sole                 11008
FAIRMONT HOTELS                 COM             305204109       1281    49700   SH       Sole                 49700
FLAMEL TECHNOLOGIES SPA         COM             338488109        120    77900   SH       Sole                 77900
FOREST LABS INC.                COM             345838106        212     3000   SH       Sole                  3000
GENERAL DYNAMICS                COM             369550108       5700    53600   SH       Sole                 53600
GENERAL ELECTRIC CO.            COM             369604103        203     7000   SH       Sole                  7000
GILEAD SCIENCES INC             COM             375558103       3673   111700   SH       Sole                111700
GILLETTE CO                     COM             375766102       5189   153200   SH       Sole                153200
HARMONY GOLD MINING             COM             413216300       4052   299500   SH       Sole                299500
HARSCO CORP.                    COM             415864107       6619   176500   SH       Sole                176500
HCA, INC.                       COM             404119109       3016    63500   SH       Sole                 63500
HECLA MINING CO.                COM             422704106        469   100000   SH       Sole                100000
HIBBET SPORTING GOODS           COM             428565105        381    15000   SH       Sole                 15000
HONDA MOTOR CO                  COM             438128308        311    15000   SH       Sole                 15000
IMPAX LABORATORIES              COM             45256b101        689    92000   SH       Sole                 92000
INTUIT INC                      COM             461202103        368     7400   SH       Sole                  7400
ISHARES MSCI JAPAN              COM             464286848       1911   226700   SH       Sole                226700
ITT INDUSTRIES                  COM             450911102       2125    30100   SH       Sole                 30100
JOHN HANCOCK FINANCIAL          COM             41014s106        303     8600   SH       Sole                  8600
JOHNSON & JOHNSON               COM             478160104       7081   135500   SH       Sole                135500
KOREA ELEC POWER CORP AD        COM             500631106       1247   119100   SH       Sole                119100
LANDRY'S RESTAURANTS            COM             51508l103       1173    46000   SH       Sole                 46000
LOCKHEED MARTIN                 COM             539830109      12730   183170   SH       Sole                183170
LUCENT TECHNOLOGITES, IN        COM             549463107         41    25000   SH       Sole                 25000
MCKESSON HBOC                   COM             58155q103       4895   149700   SH       Sole                149700
MICROSOFT CORP                  COM             594918104         38     7000   SH       Sole                  7000
MISONIX, INC.                   COM             604871103        293    46600   SH       Sole                 46600
NABORS INDUSTRIES LTD.          COM             g6359f103        212     6000   SH       Sole                  6000
NBTY, INC.                      COM             628782104       1238    80000   SH       Sole                 80000
NEWELL COMPANY                  COM             651229106       2956    84300   SH       Sole                 84300
NEWMONT MINING CORPORATI        COM             651639106      11594   440350   SH       Sole                440350
NISSAN MOTOR CO.                COM             654744408        785    56000   SH       Sole                 56000
NOKIA CORP SPONSORED ADR        COM             654902204        164    11300   SH       Sole                 11300
NORTHROP GRUMMAN CORP           COM             666807102       5225    41800   SH       Sole                 41800
OFFICEMAX INC                   COM             67622m108       3123   530300   SH       Sole                530300
PACTIV CORP.                    COM             695257105        952    40000   SH       Sole                 40000
PATHMARK STORES                 COM             70322a101       4964   263900   SH       Sole                263900
PEPSICO INC.                    COM             713448108        231     4800   SH       Sole                  4800
PFIZER INC COM                  COM             717081103        210     6000   SH       Sole                  6000
PHILIP MORRIS CO., INC.         COM             718154107        240     5500   SH       Sole                  5500
PLACER DOME, INC.               COM             725906101        128    11400   SH       Sole                 11400
PRINCIPAL FINANCIAL GROU        COM             74251v102       2272    73300   SH       Sole                 73300
PROCTOR & GAMBLE                COM             742718109        313     3500   SH       Sole                  3500
PROTEIN DESIGN LABS             COM             74369l103       3233   297700   SH       Sole                297700
PROVINCE HEALTHCARE CO          COM             743977100       2519   112650   SH       Sole                112650
PRUDENTIAL FINANCIAL            COM             744320102       4203   126000   SH       Sole                126000
REPUBLIC SERVICES               COM             760759100       4361   228700   SH       Sole                228700
ROSS STORES INC                 COM             778296103        407    10000   SH       Sole                 10000
RYAN'S FAMILY STEAK HOUS        COM             783519101        985    74550   SH       Sole                 74550
SEALED AIR CORP.                COM             81211k100        242     6000   SH       Sole                  6000
SILGAN HOLDINGS                 COM             827048109       1824    45100   SH       Sole                 45100
SMITH INTL INC                  COM             832110100       1780    26100   SH       Sole                 26100
SONY CORP ADR                   COM             835699307       1758    33100   SH       Sole                 33100
STARBUCKS CORP.                 COM             855244109       4895   197000   SH       Sole                197000
TENET HEALTHCARE                COM             88033g100       2783    38900   SH       Sole                 38900
TEVA PHARMACEUTICAL ADR         COM             881624209       1716    25700   SH       Sole                 25700
THE NEW JM SMUCKER CO.          COM             832696405       5531   162043   SH       Sole                162043
TYCO INT'L LTD.                 COM             902124106       1366   101100   SH       Sole                101100
UNITED HEALTHCARE CORP          COM             91324p102       1831   20000    SH       Sole                 20000
WALT DISNEY                     COM             254687106        208   11000    SH       Sole                 11000
WASHINGTON POST CL B            COM             939640108        245     450    SH       Sole                   450
WASTE MANAGEMENT INC            COM             94106l109       8996  345350    SH       Sole                345350
WEIGHT WATCHERS INTL INC        COM             948626106       1738   40000    SH       Sole                 40000
WENDY'S INTL.                   COM             950590109       5202  130600    SH       Sole                130600
WRIGLEY WM JR COMPANY           COM             982526105       5280   95400    SH       Sole                 95400
WYETH                           COM             983024100        205    4000    SH       Sole                  4000

REPORT SUMMARY                        89 DATA RECORDS         228463          1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


